BUSINESS COMBINATIONS (Acquisition of Nokia Siemens Networks' Microwave Transport Business) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended		3 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Aug. 31, 2014	May 31, 2014	Feb. 28, 2015	Nov. 30, 2014	May 31, 2014	May 31, 2013	Aug. 31, 2013	Apr. 12, 2013
Business Acquisition [Line Items]
Termination fee liability	$ 4,383	$ 9,085			$ 4,383
Tangible Assets
Capital assets		628
Tangible Liabilities
Capital lease obligation		1,323
Gain on purchase of business		5,702
Gain on change in estimate	(67)	(2,759)
Decrease in accounts payable		13,258
Decrease in capital lease obligations		417
Termination fee								8,668
Gain on contract amendment	530	5,702
Other Current Liabilities [Member]
Business Acquisition [Line Items]
Termination fee liability	4,227				4,227
Accounts Payable and Accrued Liabilities [Member]
Tangible Liabilities
Termination fee	4,227	9,085			4,227
Other Noncurrent Liabilities [Member]
Business Acquisition [Line Items]
Termination fee liability	156				156
Tangible Liabilities
Termination fee	156				156
Nokia Siemens Networks [Member]
Business Acquisition [Line Items]
Percentage of ownership interests acquired									50.00%
Consideration paid in cash			1,344	694	1,249
Tangible Liabilities
Cash			1,344	694	1,249
Gain on change in estimate		2,970				200
Contingent receivable										13,843
Gain on contract amendment							101
Assets Held under Capital Leases [Member]
Tangible Liabilities
Gain on contract amendment		$ 5,285